Line of Credit (Detail Textuals 1) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Line of Credit Facility [Line Items]
Interest expense	$ 72,652	$ (3,005)	$ 153,236	$ (2,248)	$ (164,727)	$ (62,682)
Owner of Cenfin LLC
Line of Credit Facility [Line Items]
Cenfin LLC beneficially owns common stock and warrants percentage	31.80%		31.80%
Revolving Credit Facility Security and Warrant Purchase Agreement | Cenfin LLC
Line of Credit Facility [Line Items]
Cenfin LLC beneficially owns common stock and warrants percentage	50.00%		50.00%
Maximum borrowing capacity	25,000,000		25,000,000
Description of variable rate basis			Federal Funds Rate
Variable rate each year (approximately 5.25%)	5.00%		5.00%
Total outstanding indebtedness to total assets ratio			Less than 3 to 1
Amounts outstanding under the credit agreement	5,176,000		5,176,000		4,176,000
Line of credit facility available for future borrowings	19,824,000		19,824,000
Interest expense			$ 128,353	$ 59,902